Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 30, 2015
Effective Date	dei_DocumentEffectiveDate	May 01, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015
TOROSO Newfound Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Toroso Newfound Tactical Allocation Fund (the “Fund”) is to achieve long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – Class A Shares” on page 28 of this Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	193.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividend and capital gains are reinvested, and that the Fund’s operating expenses (assuming fee waivers in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by primarily investing in exchange traded funds (“ETFs”). While the number of its holdings may vary based upon market conditions and other factors, the Fund intends to invest in approximately 15 to 30 ETFs. The Fund invests in ETFs that primarily seek to track benchmark indices in four different asset classes: equities, fixed income instruments, inflation beneficiaries and cash equivalents. The Fund’s sub-advisor, Toroso Investments, LLC ("Toroso" or the "Sub-Advisor"), considers equities to include common and preferred stocks, convertible securities and rights and warrants. The Sub-Advisor considers fixed income instruments to include bonds, notes and debentures. The Sub-Advisor defines inflation beneficiaries as any security that is more likely to hold its value during times of inflation, and considers these to include alternative and specialty investments such as commodities, real estate, and foreign currencies. The Fund purchases shares of ETFs in the secondary market and not directly from ETFs. An ETF in which the Fund invests may invest in a variety of different securities, primarily in one or a few particular types of securities, in certain industries or sectors, and may invest in companies of any market size. The Fund may invest in ETFs which invest in foreign equity securities including investments in both developed and emerging markets. The fixed income ETFs in which the Fund invests may invest in fixed income investments of any maturity and credit quality.

Liberty Street Advisors, Inc. (the “Advisor”), the Fund’s investment advisor, has engaged Newfound Research LLC as a sub-advisor to act solely as the Fund’s tactical allocation manager (“Newfound” or the “TAM”). Newfound uses its proprietary, volatility-adjusted and momentum driven model to determine the tactical asset allocation of the Fund’s portfolio, and the Sub-Advisor determines the portfolio’s investment among ETFs within each asset class. The table below shows the maximum, neutral, and minimum weight allocations to each asset class and the corresponding expected economic condition that would warrant such allocation. The TAM’s signals will specify the Fund’s weightings in specific asset classes at any point in time, and the Sub-Advisor will make investments in ETFs for the Fund’s portfolio based on the tactical allocation signals provided by the TAM. The Fund generally invests in all four asset classes at all times; however, at any point in time, any of the asset classes could be underweight or overweight, based on the advice of the TAM.

Asset Class	Economic Condition that Creates an Overweight	Maximum Allocation	Neutral Allocation	Minimum Allocation
Equities	Prosperity	62.5% of Fund	25% of Fund	12.5% of Fund
Bonds	Deflation	62.5% of Fund	25% of Fund	12.5% of Fund
Inflation Beneficiaries	Inflation	62.5% of Fund	25% of Fund	12.5% of Fund
Cash Equivalents	Recession	62.5% of Fund	25% of Fund	12.5% of Fund

When selecting specific ETFs, the Sub-Advisor primarily focuses on index construction and portfolio holdings. The Sub-Advisor employs a five-step process when determining ETFs that make up each asset class allocation: 1. select the benchmark for each asset class; 2. seek opportunities to outperform the benchmark; 3. ensure acceptable diversification; 4. select ETFs that meet the Sub-Advisor’s criteria; and 5. confirm selections provide better fundamentals than the benchmark. ETFs are evaluated based on attributes such as price-to-book ratios, fees, liquidity, and the availability of options on the ETF. Additionally, the Sub-Advisor analyzes the index methodologies of each ETF under consideration and evaluates the extent of any overlapping holdings with those of other ETFs already held within the portfolio.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund. There can be no assurance that the Fund will achieve its investment strategy.

• Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Equity Risk. The value of equity securities held by the ETFs in which the Fund invests may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the ETFs participate, or factors relating to specific companies in which the ETFs invests.

• Liquidity Risk. Due to a lack of demand in the marketplace or other factors, such as market turmoil, the Fund and the ETFs in which it invests may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices illiquid assets may also be difficult to value.

• Exchange-Traded Funds ("ETFs") Risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

• Tracking a Benchmark Index Risk. Index funds are mutual funds or ETFs designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an index fund may not be able to precisely track the performance of its benchmark index.

• Small, Medium and Large Size Company Securities Risk. The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

• Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than higher rated securities.

• Credit Risk. An issuer of a debt security or counterparty could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

• Interest Rate Risk. The value of debt securities changes as interest rates change and the value of debt securities typically decline if the interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable rates.

• Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

• Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. Failing to exercise subscription rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for such rights is not well developed, and the Fund may not always realize full value on the sale of rights.

• Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the underlying ETFs’ foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The underlying ETFs’ investments in depository receipts are also subject to these risks.

• Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

• Currency Risk. Investments in financial instruments related to or denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies.

• Real Estate Risk. Certain ETFs in which the Fund invests are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes. In addition, some real estate investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.

• Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Portfolio turnover risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

• Tactical Allocation Risk. Investments selected using tactical allocation strategies may perform differently from the market as a whole or from their expected performance. There can be no assurance that the Fund’s use of a tactical allocation strategy will enable the Fund to achieve positive returns or outperform the market.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
TOROSO Newfound Tactical Allocation Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNTAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Wire fee	imsttoroso_WireFee	20.00
Overnight check delivery fee	imsttoroso_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	10.66%
Total Other expenses	rr_OtherExpensesOverAssets	10.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	12.38%	[3]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.46%)	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.92%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	759
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,990
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	4,904
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	8,582
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	759
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	2,990
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	4,904
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	8,582
TOROSO Newfound Tactical Allocation Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNTCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Wire fee	imsttoroso_WireFee	20.00
Overnight check delivery fee	imsttoroso_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	10.66%
Total Other expenses	rr_OtherExpensesOverAssets	10.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	13.13%	[3]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.46%)	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	2.67%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	372
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,743
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	4,831
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	8,733
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	270
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	2,743
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	4,831
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	8,733
TOROSO Newfound Tactical Allocation Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNTNX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imsttoroso_WireFee	20.00
Overnight check delivery fee	imsttoroso_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	10.66%
Total Other expenses	rr_OtherExpensesOverAssets	10.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	12.13%	[3]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.46%)	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.67%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	170
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,501
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	4,512
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	8,410
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	2,501
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	4,512
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	8,410

[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain Class A purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C purchases that are redeemed in whole or in part within 12 months of purchase.
[3]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%,2.25% and 1.25% of the average daily net assets of the Class A Shares, Class C Shares and Institutional Class Shares, respectively. This agreement is in effect until April 30, 2016, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were waived or expenses were reimbursed.